OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENT INFORMATION
Schedule of major products by reportable operating segment

Segment	Products
Polyurethanes	MDI, PO, polyols, PG, TPU, aniline and MTBE
Performance Products	amines, surfactants, LAB, maleic anhydride, other performance chemicals, EG, olefins and technology licenses
Advanced Materials	epoxy resin compounds and formulations; cross-linking, matting and curing agents; epoxy, acrylic and polyurethane-based adhesives and tooling resin formulations
Textile Effects	textile chemicals and dyes
Pigments	titanium dioxide

Schedule of revenues, EBITDA, depreciation and amortization, capital expenditures and total assets

The revenues and EBITDA for each of our reportable operating segments are as follows (dollars in millions):

	Year ended December 31,
	2012	2011	2010
Revenues:
Polyurethanes	$4,894	$4,434	$3,605
Performance Products	3,065	3,301	2,659
Advanced Materials	1,325	1,372	1,244
Textile Effects	752	737	787
Pigments	1,436	1,642	1,213
Eliminations	(285)	(265)	(258)

Total	$11,187	$11,221	$9,250

	Year ended December 31,
	2012	2011	2010
Segment EBITDA(1):
Polyurethanes	$726	$469	$319
Performance Products	360	385	363
Advanced Materials	54	125	143
Textile Effects	(49)	(199)	1
Pigments	352	501	205
Corporate and other(2)	(251)	(236)	(224)

Subtotal	1,192	1,045	807
Discontinued Operations(3)	(5)	(6)	53

Total	1,187	1,039	860
Interest expense, net	(238)	(262)	(248)
Income tax expense—continuing operations	(179)	(113)	(40)
Income tax benefit (expense)—discontinued operations	3	5	(10)
Depreciation and amortization	(408)	(416)	(382)

Net income attributable to
Huntsman International LLC	$365	$253	$180

Depreciation and Amortization:
Polyurethanes	$152	$160	$155
Performance Products	113	110	92
Advanced Materials	31	33	33
Textile Effects	23	27	26
Pigments	69	74	67
Corporate and other(2)	15	12	8

Subtotal	403	416	381
Discontinued Operations	5	—	1

Total	$408	$416	$382

	Year ended December 31,
	2012	2011	2010
Capital Expenditures:
Polyurethanes	$107	$85	$59
Performance Products	117	96	66
Advanced Materials	41	39	24
Textile Effects	27	34	23
Pigments	98	57	49
Corporate and other	22	19	15

Total	$412	$330	$236

	December 31,
	2012	2011
Total Assets:
Polyurethanes	$3,221	$3,086
Performance Products	2,449	2,340
Advanced Materials	1,366	1,307
Textile Effects	745	686
Pigments	1,562	1,384
Corporate and other	(473)	(473)

Total	$8,870	$8,330

(1)
Segment EBITDA is defined as net income attributable to Huntsman International before interest, income tax, depreciation and amortization, and certain Corporate and other items.

(2)
Corporate and other includes unallocated corporate overhead, unallocated foreign exchange gains and losses, LIFO inventory valuation reserve adjustments, loss on early extinguishment of debt, unallocated restructuring, impairment and plant closing costs and non-operating income and expense.

(3)
The operating results of our former polymers, base chemicals and Australian styrenics businesses are classified as discontinued operations, and, accordingly, the revenues of these businesses are excluded for all periods presented. The EBITDA of our former polymers, base chemicals and Australian styrenics businesses are included in discontinued operations for all periods presented. For more information, see "Note 25. Discontinued Operations."

Schedule of revenues and long-lived assets by geographical area

	Year ended December 31,
	2012	2011	2010
By Geographic Area Revenues(1):
United States	$3,347	$3,470	$2,777
China	1,040	944	881
Mexico	954	723	485
Germany	600	638	519
Italy	465	558	474
Other nations	4,781	4,888	4,114

Total	$11,187	$11,221	$9,250

	December 31,
	2012	2011
Long-lived assets(2):
United States	$1,299	$1,278
The Netherlands	351	310
United Kingdom	314	306
Saudi Arabia	231	243
Germany	201	205
China	169	162
Italy	164	152
Switzerland	163	166
France	154	126
Spain	147	157
Other nations	463	405

Total	$3,656	$3,510

(1)
Geographic information for revenues is based upon countries into which product is sold.

(2)
Long-lived assets consist of property, plant and equipment, net.